May 01, 2016
LVIP Delaware Foundation(R) Aggressive Allocation Fund

LVIP Delaware Foundation® Aggressive Allocation Fund

Supplement Dated February 28, 2017

to the Prospectus Dated May 1, 2016

This Supplement updates certain information in the Prospectus for the LVIP Delaware Foundation® Aggressive Allocation Fund (the "Fund"). You may obtain copies of the Fund's Prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Please keep this Supplement with your Prospectus and other important records.

Revisions to the Prospectus for the Fund are effective May 1, 2017.

I.	LVIP Delaware Foundation® Aggressive Allocation Fund's name is changed to "LVIP Delaware Wealth Builder Fund". All references to the Fund's name are revised accordingly.

II.	The following replaces the information under Investment Objective on page 1:

The investment objective of the LVIP Delaware Wealth Builder Fund is to seek to provide a responsible level of income and the potential for capital appreciation.

III.	The following replaces the tables under Fees and Expenses page 1:

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)	Standard Class	Service Class

Management Fee	0.75%	0.75%

Distribution and/or Service (12b-1 fees)	None	0.25%

Other Expenses[1]	0.19%	0.19%

Acquired Fund Fees and Expenses (AFFE)[1]	None	None

Total Annual Fund Operating Expenses (including AFFE) [2]	0.94%	1.19%

Less Fee Waiver and Expense Reimbursement[3]	0.23%	0.23%

Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)	0.71%	0.96%

[1] Other expenses and AFFE are based on estimates for the current fiscal year.

[2] The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE.

[3] Lincoln Investment Advisors Corporation (the "adviser") has contractually agreed to waive the following portion of its advisory fee: 0.12% of the Fund's average daily net assets. The adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.71% of the Fund's average daily net assets for the Standard Class (and 0.96% for the Service Class). Both agreements will continue at least through April 30, 2018 and cannot be terminated before that date without the mutual agreement of the Fund's board of trustees and the adviser.

Example

	1 year	3 years	5 years	10 years
Standard Class	$73	$277	$498	$1,134
Service Class	$98	$355	$632	$1,423

IV.	The following replaces the information under Principal Investment Strategies on page 2:

The Fund invests primarily in income-generating securities (debt and equity), which may include equity securities of large, well-established companies, and debt securities, including high yield, high-risk corporate bonds (junk bonds), investment grade fixed income securities, and U.S. government securities.

Under normal circumstances, the Fund normally invests approximately 40-60% of its assets in income-generating equity securities (stocks) and approximately 40-60% of its assets in income-generating debt securities (bonds). While debt securities generally comprise up to 60% of the Fund's total assets, no more than 10% of the Fund's total assets will be invested in high yield, high-risk debt securities (junk bonds). No more than 25% of the Fund's total assets will be invested in any one industry sector. As to 75% of the Fund's total assets, no more than 5% will be invested in securities of any one issuer. The Fund may invest up to 30% of its total assets in foreign equity and debt securities. The Fund will not, however, invest more than 10% of its total assets in securities of issuers principally located or principally operating in markets of emerging countries.

Based on the noted ranges, the Fund's subadviser will determine the proportion of the Fund's assets that will be allocated to income-generating equity securities, equity equivalents, and to debt securities, based on its analysis of economic and market conditions and its assessment of the income and potential for appreciation that can be achieved from investments in such asset classes. It is expected that the proportion of the Fund's total assets invested in income-generating equity securities and equity equivalent securities will vary from 40% to 60% of the Fund's total assets. The proportion of the Fund's total assets in debt securities will correspondingly vary from 60% to 40% of the Fund's total assets.

The Fund may use a wide range of derivative instruments, typically including options, futures contracts, options on futures contracts, and credit default swaps. The Fund will use derivatives for both hedging and non-hedging purposes. For example, the Fund may invest in futures and options to manage duration and for defensive purposes, such as to protect gains or hedge against potential losses in the portfolio without actually selling a security, or to stay fully invested. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may invest in forward foreign currency contracts to manage foreign currency exposure and may also invest in credit default swaps to hedge against bond defaults, to manage credit exposure, or to enhance total return.

V.	The following replaces the information under Principal Risks on pages 3-4:

All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Here are specific principal risks of investing in the Fund:

●	Market Risk. The value of portfolio investments may decline. As a result, your investment in a fund may decline in value and you could lose money.

●	Income Stocks Risk. Income from stocks may be reduced by changes in the dividend policies of companies and the capital resources available for such payments at such companies. Depending upon market conditions, income producing common stock may not be widely available and/or may be highly concentrated in only a few market sectors, thereby limiting the ability to produce current income.

●	Interest Rate Risk. When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.

●

Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by "credit ratings" assigned by nationally recognized statistical rating organizations ("NRSROs"). A decrease in an issuer's credit rating may cause a decline in the value of the issuer's debt obligations. However, credit ratings may not reflect the issuer's current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate.

●	Convertible Bond Risk. The market value of a convertible bond performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible bond usually falls. In addition, convertible bonds are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer's credit rating or the market's perception of the issuer's creditworthiness. Convertible bonds are also usually subordinate to other debt securities issued by the same issuer. Since it derives a portion of its value from the common stock into which it may be converted, a convertible bond is also subject to the same types of market and issuer risks that apply to the underlying security.

●	Below Investment Grade Bond Risk. Below investment grade bonds, otherwise known as high yield bonds ("junk bonds"), generally have a greater risk of principal loss than investment grade bonds. Below investment grade bonds are often considered speculative and involve significantly higher credit risk and liquidity risk. The value of these bonds may fluctuate more than the value of higher-rated debt obligations, and may decline significantly in periods of general economic difficulty or periods of rising interest rates and may be subject to negative perceptions of the junk bond markets generally and less secondary market liquidity.

●	U.S. Government Agency Risk. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but may not be backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.

●	Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Additionally, foreign investments include the risk of loss from foreign government or political actions including; for example, the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers.

●	Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets.

●	Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. In addition, currency management strategies may substantially change the Fund's exposure to currency exchange rates and could negatively affect the value of the Fund's foreign investments, if currencies do not perform as expected. Currency management strategies also may reduce the Fund's ability to benefit from favorable changes in currency exchange rates.

●	Derivatives Risk. Derivatives, such as futures, forwards, options and swaps, involve risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives prices can be volatile and may move in unexpected ways, especially in unusual market conditions. Some derivatives are particularly sensitive to changes in interest rates. In addition, there may be imperfect correlation between the price of the derivatives contract and the price of the underlying securities. Other risks include the potential inability to terminate or sell derivative positions. Further, losses could result if the counterparty to a transaction does not perform as promised. Derivative instruments may be "leveraged", which may magnify or otherwise increase investment losses.

●

Liquidity Risk. Liquidity risk is the risk that securities holdings which are considered to be illiquid may be difficult to value. Illiquid holdings also may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund. Furthermore, a potential rise in interest rates may result in a period of Fund volatility and increased redemptions, heightening liquidity risk. In addition, liquidity risk may result from the lack of an active market for fixed income securities, as well the reduced capacity of dealers to make a market for such securities.

VI.	The following replaces the information under Fund Performance on page 4:

The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund's Standard Class investment results have varied from year to year; and (b) how the average annual total returns of the Fund's Standard and Service Classes for various periods compare with those of a broad measure of market performance.

Information has also been included for the LVIP Delaware Wealth Builder Composite, which is an unmanaged index compiled by the Fund's adviser, and is constructed as follows: 50% S&P 500 Index and 50% Barclays Capital U.S. Aggregate Bond Index. The LVIP Delaware Wealth Builder Composite shows how the Fund's performance compares with the returns of an index that reflects a similar asset allocation to the market sectors in which the Fund invests. Effective May 1, 2017, the Fund will change its investment strategy in an effort to improve the Fund's investment performance. Also, on June 15, 2009, the Fund changed its investment strategy in connection with a reorganization where shareholders of the LVIP UBS Global Asset Allocation Fund became shareholders of the Fund. The bar chart shows performance of the Fund's Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

During the periods shown in the above chart, the Fund's highest return for a quarter occurred in the second quarter of 2009 at: 21.21%.

The Fund's lowest return for a quarter occurred in the fourth quarter of 2008 at: (20.02%).

The Fund's performance prior to May 1, 2017 does not reflect the impact of the recent strategy change that was implemented on that date and that the Fund currently uses.

	Average Annual Total Returns For periods ended 12/31/15

	1 year		5 years	10 years
LVIP Delaware Wealth Builder Fund – Standard Class	(1.33%	)	6.56%	5.19%
LVIP Delaware Wealth Builder Fund – Service Class	(1.58%	)	6.29%	4.93%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)	1.38%		12.57%	7.31%
LVIP Delaware Wealth Builder Composite (reflects no deductions for fees, expenses or taxes)*	7.28%		8.44%	6.06%

Aggressive Composite (reflects no deductions for fees, expenses or taxes)**	(1.77%	)	6.05%	5.36%

*Effective May 1, 2017, the performance indexes of the Fund changed from the S&P 500 Index and the Aggressive Composite to the S&P 500 Index and the LVIP Delaware Wealth Builder Composite. This change is due to a change in the Fund's investment strategy. Performance data for the LVIP Delaware Wealth Builder Composite is as of December 31, 2016.

** The Aggressive Composite, which is an unmanaged index compiled by the Fund's adviser, and is constructed as follows: 18% Barclays Capital U.S. Aggregate Bond Index, 18% MSCI EAFE® NR Value Index, 12% Russell 1000® Growth Index, 12% Russell 1000® Value Index, 12% MSCI EAFE® NR Growth Index, 10% Russell 1000® Index, 10% MSCI Emerging Markets NR Index, 6% Russell 2000® Index, and 2% Citigroup 3-month Treasury Bill Index. This Composite generally will reflect the Fund's asset allocation until May 1, 2017.